Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (12,474)	$ (19,474)	$ (35,201)	$ (23,443)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	37,947	38,884	52,488	48,131
Intangible asset impairment loss				3,892
Amortization of deferred financing costs	1,569	1,584	2,313	2,063
Deferred income taxes	(8,197)	(6,087)	(6,369)	(11,491)
Deferred income taxes			(6,178)	(11,419)
Non-cash foreign currency loss (gain)	(163)	(1,356)	233	1,440
Share-based compensation	4,564	846	1,161	1,682
Provision for doubtful accounts	117	888
Change in fair value of warrant liability	(5,281)	3,482	7,485	(235)
Change in fair value of warrant liability			7,485	(235)
Settlement gain on carrier commitment liability				(2,269)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(12,792)	(3,572)	(5,432)	1,765
Inventories	(6,461)	(2,668)	(3,027)	(566)
Prepaid expenses and other receivables	(5,054)	(2,485)	(2,020)	169
Accounts payable and accrued liabilities	(2,366)	8,119	13,100	(2,458)
Deferred revenue	(911)	307	1,583	(44)
Income taxes payable	63	225	(34)	(1,158)
Change in minimum carrier commitment liability				(3,297)
Cash (used in) provided by operating activities	(9,439)	18,693	26,471	14,253
Cash flows used in investing activities
Additions to intangible assets	(6,626)	(8,224)	(10,135)	(10,491)
Additions to property and equipment	(3,156)	(1,450)	(1,834)	(2,391)
Acquisition of Integron LLC, net of cash acquired		366	366	(37,488)
Net cash used in investing activities	(9,782)	(9,308)	(11,603)	(50,370)
Cash flows from financing activities
Proceeds from revolving credit facility	25,000	21,700		8,135
Repayments on revolving credit facility	(25,000)	(25,000)	(8,300)
Repayment of long-term debt	(2,373)	(2,436)
Repayment of term loan			(3,526)	(2,888)
Proceeds from term loan				35,000
Proceeds from convertible debt	82,351
Proceeds from equity portion of convertible debt, net of issuance costs	12,510
Payment of deferred financing costs, relating to convertible debt	(1,449)			(2,089)
Repayment of related party note	(1,538)
Repurchase of common stock		(200)	(200)	(80)
Proceeds from CTAC and PIPE financing, net of issuance costs	223,001
Settlement of preferred shares	(229,915)
Payment of capital lease obligations	(815)	(137)	(692)	(1,080)
Cash provided by (used in) financing activities	81,772	(6,073)	(12,718)	36,998
Effect of Exchange Rate Change on Cash and Cash Equivalents	(188)	(88)	(149)	(162)
Change in Cash and Cash Equivalents and Restricted Cash	62,363	3,224	2,001	719
Cash and Cash Equivalents and Restricted Cash, beginning of period	10,693	8,692	8,692	7,973
Cash and Cash Equivalents and Restricted Cash, end of period	73,056	11,916	10,693	8,692
Non-cash financing activities:
Capital leases	346	263	622	1,120
Equity financing fees accrued	3,025
Common shares issued to preferred shareholders	56,502			7,000
Equity financing fees settled in common shares	1,863
Common shares issued to warrant holders	10,663
Supplemental cash flow information:
Interest paid	$ 14,762	$ 16,879	21,544	23,977
Taxes paid (net of refunds)			$ 379	$ 417